Cybersecurity Risk Management and Strategy Disclosures	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management Strategy And Governance [Line Items]
Cybersecurity Risk Management Processes For Assessing Identifying And Managing Threats [Text Block]
Cybersecurity and information security
Risk management and strategy
Cybersecurity and
information-security (CIS)
risk is
the risk
that a
malicious internal
or external
act, a
failure of technology,
or human error materially compromises the confidentiality, integrity or availability of UBS’s data, systems or services.
CIS risk is a key operational risk for UBS and is managed within our enterprise risk management framework. We apply a layered defense
model, spanning
prevention, detection,
response and
recovery, supported
by our
global Cybersecurity
Operations
Centers,
advanced
technology
and
independent
oversight.
Our
approach
integrates
governance,
risk
assessment, controls testing,
incident management and
continuous training of
our workforce (i.e.
our internal employees
and external staff) to strengthen our ability to manage the assets of clients and of the firm.
›
Refer to “Risk governance” in this section for information about our risk governance framework
Governance
In line
with our
overall non-financial
risk management
framework, we
take a
cross-functional approach
to addressing
CIS risk. Our risk control framework follows the three-lines-of-defense model.
Group Technology establishes the policies
and procedures designed
to safeguard our information
systems and the information those
systems collect and process.
The
business
divisions,
together
with
Group
Technology,
are
then
responsible
for
implementing
those
policies
and
procedures as
part of
the first
line of
defense. GCORC
leads the
second line
of defense,
by convening
and consulting
with additional
control functions
to provide
independent oversight,
and challenges
the first
line’s CIS
framework and
implementation. As the third line of defense, Group Internal
Audit conducts independent reviews and validates the first-
line and second-line processes and functions.
The Cyber and Information Security Committee
(the CIS-C)
is the
primary decision-making body
with oversight
of and
accountability for
the Group-wide
CIS program.
The CIS-C
is jointly
chaired by
the Group
Chief Operating
Officer (the
Group COO)
and the
Group Chief
Compliance and
Operational Risk
Control Officer.
The Group
Chief Information
Security
Officer (the Group
CISO), who reports
to both the
Group COO and
the Group Chief
Compliance and Operational
Risk
Control
Officer,
is
a
permanent
member
of
the
CIS-C.
The
committee
meets
monthly
and
serves
as
a
platform
for
interaction
across the
three lines
of
defense for
the
identification and
effective
governance of
CIS
strategy,
risks and
regulatory obligations. The CIS-C governance structure helps streamline decision-making and, where necessary, escalation to the BoD and the GEB.
CIS program
Our
CIS
program
is
led
by
the
Group
CISO.
The
CIS
program
is
designed
to
protect
and
maintain
the
integrity
and
availability of
our technology
infrastructure and
the confidentiality
and integrity
of our
information. It
is aligned
to an
industry standard
framework established by
the Cyber
Risk Institute across
seven functional domains:
govern, identify,
protect, detect, respond, recover
and extend. This framework provides
a comprehensive model for financial
institutions
to assess, manage and mature their cyber-risk posture, connecting controls to compliance and operational needs.
Our Group CISO, senior
management within Group
Technology and management
personnel overseeing the
CIS program
all have substantial
relevant expertise in
the areas of
cybersecurity and information
security. Our CIS
program includes,
but is not limited to, the following capabilities.
–
Threat intelligence:
We systematically gather threat information and
monitor threat alerts from external sources.
Our
cyber-threat
intelligence
team
analyzes
such
information
and
uses
it
to
enhance
existing
defense
capabilities,
to
respond
to
identified
threats
and
to
adjust
our
CIS
strategy
where
needed.
The
team’s
remit
includes
providing
research, analysis and advice on CIS risks associated with emerging technologies, including AI. This threat intelligence capability was strengthened
in 2025 with
the formation of
a cross-function Geopolitical
Risk Intelligence Forum and
the introduction of an AI-led horizon scanning capability.
–
Preventative
and
detection
controls:
We
use
layered
firm-wide
controls
that
are
designed
to
prevent
and
detect
cyberattacks.
Defenses
include
system
hardening,
firewalls,
intrusion
prevention
and
detection
systems,
and
other
controls.
External
network
connections
are
identified
and
recorded
in
an
inventory.
Access
rights
are
defined
for
information assets, and IT systems and
applications enforce authentication. We maintain access
controls and approval
processes designed to prevent unauthorized access.
– Cyber-defense and incident response capabilities:
The Cybersecurity Operations Centers
are responsible for providing
24/7 real-time monitoring, detection and response
capabilities for cyberattacks and acting as
the primary interface for
cybersecurity events. Incidents
assessed as having
the potential to
adversely affect our
critical operations are
subject
to
mandatory
management
notification.
If
assessed
as
potentially
significant,
cybersecurity
and
data
incidents
are
managed under our crisis management framework.
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS program and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
–
Monitoring
and
testing:
Effective
incident
response
and
problem
management
processes
are
complemented
by
vulnerability assessments,
penetration and
testing engagements
based on
specific threat
scenarios that
simulate tactics,
techniques and procedures that might be used against
our systems, as mandated by our policies. This
includes testing
by
internal
and
external
red
teams
(simulating
attacks
by
potential
adversaries).
Actual
security-related
events
are
directly
correlated
with
threat
scenarios
to
monitor
and
detect
potential
threats,
such
as
network-intrusion
and
malware-driven events.
Our deployed
security measures
are designed
with the
objective of
isolating and
containing
threats that are detected to allow for effective incident response and analysis.
–
Education and
training:
All UBS
staff, including
our external
personnel, receive
appropriate CIS
awareness training,
commensurate with their roles and responsibilities.
CIS assessment framework
Our CIS
assessment framework
includes internal and
external cybersecurity risk
assessments for
applications and
bank
processes alongside a structured
risk assessment process of
third-party service providers.
These processes are
designed,
along with our security capabilities, to support business objectives and priorities.
We conduct
assessments to evaluate
and test
our CIS
program and
provide guidance
on operating
and improving
the
program, including
the design
and operational
effectiveness of
the security
and resiliency
of our
information systems.
Our assessments,
along with
our threat
intelligence capabilities,
are used
to assess
and prioritize
programs to
improve
our security, our incident response
capabilities and our operational resilience.
As the cyber-threat landscape evolves
at an
increasing
pace,
we
continuously
seek
to
enhance
our
CIS
controls
to
meet
developing
threats.
We
have
ongoing
programs that are intended to increase our CIS maturity across various dimensions, including governance, identification,
protection and detection, as well as cyberattack response and recovery, and risk from third-party service providers.
We recognize that in
today’s world it is
not feasible to completely
eliminate the risk of
a future cyberattack, but,
by using
a
risk-based
approach,
we
work
toward
reducing
the
likelihood
of
a
successful
attack
and
toward
mitigation
of
the
potential business impact of such an attack.
The BoD, its Risk Committee and
the GEB receive regular updates and
reports throughout the year from our
Group COO
and our Group CISO
on internal and external
CIS developments, threats and risks.
In addition, on a
quarterly basis, the
BoD receives reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party
CIS risks and incidents, and is notified promptly
if a BoD-level CIS risk limit is breached.
The Risk Committee of the BoD
and the GEB also receive regular updates on CIS strategy, risks and alignment with regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption a potential CIS event may cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises, at all levels of seniority.
Our Group Cyber Contingency Plan includes cyber event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, with escalation frameworks to inform and ensure oversight by the GEB and the BoD.
›
Refer to “Crisis management framework” in the “Regulation and supervision” section of this report for more information about
our crisis management framework

Cybersecurity Risk Management Processes Integrated Flag	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Governance
In line
with our
overall non-financial
risk management
framework, we
take a
cross-functional approach
to addressing
CIS risk. Our risk control framework follows the three-lines-of-defense model.
Group Technology establishes the policies
and procedures designed
to safeguard our information
systems and the information those
systems collect and process.
The
business
divisions,
together
with
Group
Technology,
are
then
responsible
for
implementing
those
policies
and
procedures as
part of
the first
line of
defense. GCORC
leads the
second line
of defense,
by convening
and consulting
with additional
control functions
to provide
independent oversight,
and challenges
the first
line’s CIS
framework and
implementation. As the third line of defense, Group Internal
Audit conducts independent reviews and validates the first-
line and second-line processes and functions.
The Cyber and Information Security Committee
(the CIS-C)
is the
primary decision-making body
with oversight
of and
accountability for
the Group-wide
CIS program.
The CIS-C
is jointly
chaired by
the Group
Chief Operating
Officer (the
Group COO)
and the
Group Chief
Compliance and
Operational Risk
Control Officer.
The Group
Chief Information
Security
Officer (the Group
CISO), who reports
to both the
Group COO and
the Group Chief
Compliance and Operational
Risk
Control
Officer,
is
a
permanent
member
of
the
CIS-C.
The
committee
meets
monthly
and
serves
as
a
platform
for
interaction
across the
three lines
of
defense for
the
identification and
effective
governance of
CIS
strategy,
risks and
regulatory obligations. The CIS-C governance structure helps streamline decision-making and, where necessary, escalation to the BoD and the GEB.
CIS program
Our
CIS
program
is
led
by
the
Group
CISO.
The
CIS
program
is
designed
to
protect
and
maintain
the
integrity
and
availability of
our technology
infrastructure and
the confidentiality
and integrity
of our
information. It
is aligned
to an
industry standard
framework established by
the Cyber
Risk Institute across
seven functional domains:
govern, identify,
protect, detect, respond, recover
and extend. This framework provides
a comprehensive model for financial
institutions
to assess, manage and mature their cyber-risk posture, connecting controls to compliance and operational needs.
Our Group CISO, senior
management within Group
Technology and management
personnel overseeing the
CIS program
all have substantial
relevant expertise in
the areas of
cybersecurity and information
security. Our CIS
program includes,
but is not limited to, the following capabilities.
–
Threat intelligence:
We systematically gather threat information and
monitor threat alerts from external sources.
Our
cyber-threat
intelligence
team
analyzes
such
information
and
uses
it
to
enhance
existing
defense
capabilities,
to
respond
to
identified
threats
and
to
adjust
our
CIS
strategy
where
needed.
The
team’s
remit
includes
providing
research, analysis and advice on CIS risks associated with emerging technologies, including AI. This threat intelligence capability was strengthened
in 2025 with
the formation of
a cross-function Geopolitical
Risk Intelligence Forum and
the introduction of an AI-led horizon scanning capability.
–
Preventative
and
detection
controls:
We
use
layered
firm-wide
controls
that
are
designed
to
prevent
and
detect
cyberattacks.
Defenses
include
system
hardening,
firewalls,
intrusion
prevention
and
detection
systems,
and
other
controls.
External
network
connections
are
identified
and
recorded
in
an
inventory.
Access
rights
are
defined
for
information assets, and IT systems and
applications enforce authentication. We maintain access
controls and approval
processes designed to prevent unauthorized access.
– Cyber-defense and incident response capabilities:
The Cybersecurity Operations Centers
are responsible for providing
24/7 real-time monitoring, detection and response
capabilities for cyberattacks and acting as
the primary interface for
cybersecurity events. Incidents
assessed as having
the potential to
adversely affect our
critical operations are
subject
to
mandatory
management
notification.
If
assessed
as
potentially
significant,
cybersecurity
and
data
incidents
are
managed under our crisis management framework.
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS program and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
–
Monitoring
and
testing:
Effective
incident
response
and
problem
management
processes
are
complemented
by
vulnerability assessments,
penetration and
testing engagements
based on
specific threat
scenarios that
simulate tactics,
techniques and procedures that might be used against
our systems, as mandated by our policies. This
includes testing
by
internal
and
external
red
teams
(simulating
attacks
by
potential
adversaries).
Actual
security-related
events
are
directly
correlated
with
threat
scenarios
to
monitor
and
detect
potential
threats,
such
as
network-intrusion
and
malware-driven events.
Our deployed
security measures
are designed
with the
objective of
isolating and
containing
threats that are detected to allow for effective incident response and analysis.
–
Education and
training:
All UBS
staff, including
our external
personnel, receive
appropriate CIS
awareness training,
commensurate with their roles and responsibilities.
CIS assessment framework
Our CIS
assessment framework
includes internal and
external cybersecurity risk
assessments for
applications and
bank
processes alongside a structured
risk assessment process of
third-party service providers.
These processes are
designed,
along with our security capabilities, to support business objectives and priorities.
We conduct
assessments to evaluate
and test
our CIS
program and
provide guidance
on operating
and improving
the
program, including
the design
and operational
effectiveness of
the security
and resiliency
of our
information systems.
Our assessments,
along with
our threat
intelligence capabilities,
are used
to assess
and prioritize
programs to
improve
our security, our incident response
capabilities and our operational resilience.
As the cyber-threat landscape evolves
at an
increasing
pace,
we
continuously
seek
to
enhance
our
CIS
controls
to
meet
developing
threats.
We
have
ongoing
programs that are intended to increase our CIS maturity across various dimensions, including governance, identification,
protection and detection, as well as cyberattack response and recovery, and risk from third-party service providers.
We recognize that in
today’s world it is
not feasible to completely
eliminate the risk of
a future cyberattack, but,
by using
a
risk-based
approach,
we
work
toward
reducing
the
likelihood
of
a
successful
attack
and
toward
mitigation
of
the
potential business impact of such an attack.
The BoD, its Risk Committee and
the GEB receive regular updates and
reports throughout the year from our
Group COO
and our Group CISO
on internal and external
CIS developments, threats and risks.
In addition, on a
quarterly basis, the
BoD receives reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party
CIS risks and incidents, and is notified promptly
if a BoD-level CIS risk limit is breached.
The Risk Committee of the BoD
and the GEB also receive regular updates on CIS strategy, risks and alignment with regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption a potential CIS event may cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises, at all levels of seniority.
Our Group Cyber Contingency Plan includes cyber event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, with escalation frameworks to inform and ensure oversight by the GEB and the BoD.
›
Refer to “Crisis management framework” in the “Regulation and supervision” section of this report for more information about
our crisis management framework

Cybersecurity Risk Management Third Party Engaged Flag	true
Cybersecurity Risk Third Party Oversight And Identification Processes Flag	true
Cybersecurity Risk Materially Affected Or Reasonably Likely To Materially Affect Registrant Flag	false
Cybersecurity Risk Board Of Directors Oversight [Text Block]
Governance
In line
with our
overall non-financial
risk management
framework, we
take a
cross-functional approach
to addressing
CIS risk. Our risk control framework follows the three-lines-of-defense model.
Group Technology establishes the policies
and procedures designed
to safeguard our information
systems and the information those
systems collect and process.
The
business
divisions,
together
with
Group
Technology,
are
then
responsible
for
implementing
those
policies
and
procedures as
part of
the first
line of
defense. GCORC
leads the
second line
of defense,
by convening
and consulting
with additional
control functions
to provide
independent oversight,
and challenges
the first
line’s CIS
framework and
implementation. As the third line of defense, Group Internal
Audit conducts independent reviews and validates the first-
line and second-line processes and functions.
The Cyber and Information Security Committee
(the CIS-C)
is the
primary decision-making body
with oversight
of and
accountability for
the Group-wide
CIS program.
The CIS-C
is jointly
chaired by
the Group
Chief Operating
Officer (the
Group COO)
and the
Group Chief
Compliance and
Operational Risk
Control Officer.
The Group
Chief Information
Security
Officer (the Group
CISO), who reports
to both the
Group COO and
the Group Chief
Compliance and Operational
Risk
Control
Officer,
is
a
permanent
member
of
the
CIS-C.
The
committee
meets
monthly
and
serves
as
a
platform
for
interaction
across the
three lines
of
defense for
the
identification and
effective
governance of
CIS
strategy,
risks and
regulatory obligations. The CIS-C governance structure helps streamline decision-making and, where necessary, escalation to the BoD and the GEB.
CIS program
Our
CIS
program
is
led
by
the
Group
CISO.
The
CIS
program
is
designed
to
protect
and
maintain
the
integrity
and
availability of
our technology
infrastructure and
the confidentiality
and integrity
of our
information. It
is aligned
to an
industry standard
framework established by
the Cyber
Risk Institute across
seven functional domains:
govern, identify,
protect, detect, respond, recover
and extend. This framework provides
a comprehensive model for financial
institutions
to assess, manage and mature their cyber-risk posture, connecting controls to compliance and operational needs.
Our Group CISO, senior
management within Group
Technology and management
personnel overseeing the
CIS program
all have substantial
relevant expertise in
the areas of
cybersecurity and information
security. Our CIS
program includes,
but is not limited to, the following capabilities.
–
Threat intelligence:
We systematically gather threat information and
monitor threat alerts from external sources.
Our
cyber-threat
intelligence
team
analyzes
such
information
and
uses
it
to
enhance
existing
defense
capabilities,
to
respond
to
identified
threats
and
to
adjust
our
CIS
strategy
where
needed.
The
team’s
remit
includes
providing
research, analysis and advice on CIS risks associated with emerging technologies, including AI. This threat intelligence capability was strengthened
in 2025 with
the formation of
a cross-function Geopolitical
Risk Intelligence Forum and
the introduction of an AI-led horizon scanning capability.
–
Preventative
and
detection
controls:
We
use
layered
firm-wide
controls
that
are
designed
to
prevent
and
detect
cyberattacks.
Defenses
include
system
hardening,
firewalls,
intrusion
prevention
and
detection
systems,
and
other
controls.
External
network
connections
are
identified
and
recorded
in
an
inventory.
Access
rights
are
defined
for
information assets, and IT systems and
applications enforce authentication. We maintain access
controls and approval
processes designed to prevent unauthorized access.
– Cyber-defense and incident response capabilities:
The Cybersecurity Operations Centers
are responsible for providing
24/7 real-time monitoring, detection and response
capabilities for cyberattacks and acting as
the primary interface for
cybersecurity events. Incidents
assessed as having
the potential to
adversely affect our
critical operations are
subject
to
mandatory
management
notification.
If
assessed
as
potentially
significant,
cybersecurity
and
data
incidents
are
managed under our crisis management framework.
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS program and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
–
Monitoring
and
testing:
Effective
incident
response
and
problem
management
processes
are
complemented
by
vulnerability assessments,
penetration and
testing engagements
based on
specific threat
scenarios that
simulate tactics,
techniques and procedures that might be used against
our systems, as mandated by our policies. This
includes testing
by
internal
and
external
red
teams
(simulating
attacks
by
potential
adversaries).
Actual
security-related
events
are
directly
correlated
with
threat
scenarios
to
monitor
and
detect
potential
threats,
such
as
network-intrusion
and
malware-driven events.
Our deployed
security measures
are designed
with the
objective of
isolating and
containing
threats that are detected to allow for effective incident response and analysis.
–
Education and
training:
All UBS
staff, including
our external
personnel, receive
appropriate CIS
awareness training,
commensurate with their roles and responsibilities.
CIS assessment framework
Our CIS
assessment framework
includes internal and
external cybersecurity risk
assessments for
applications and
bank
processes alongside a structured
risk assessment process of
third-party service providers.
These processes are
designed,
along with our security capabilities, to support business objectives and priorities.
We conduct
assessments to evaluate
and test
our CIS
program and
provide guidance
on operating
and improving
the
program, including
the design
and operational
effectiveness of
the security
and resiliency
of our
information systems.
Our assessments,
along with
our threat
intelligence capabilities,
are used
to assess
and prioritize
programs to
improve
our security, our incident response
capabilities and our operational resilience.
As the cyber-threat landscape evolves
at an
increasing
pace,
we
continuously
seek
to
enhance
our
CIS
controls
to
meet
developing
threats.
We
have
ongoing
programs that are intended to increase our CIS maturity across various dimensions, including governance, identification,
protection and detection, as well as cyberattack response and recovery, and risk from third-party service providers.
We recognize that in
today’s world it is
not feasible to completely
eliminate the risk of
a future cyberattack, but,
by using
a
risk-based
approach,
we
work
toward
reducing
the
likelihood
of
a
successful
attack
and
toward
mitigation
of
the
potential business impact of such an attack.
The BoD, its Risk Committee and
the GEB receive regular updates and
reports throughout the year from our
Group COO
and our Group CISO
on internal and external
CIS developments, threats and risks.
In addition, on a
quarterly basis, the
BoD receives reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party
CIS risks and incidents, and is notified promptly
if a BoD-level CIS risk limit is breached.
The Risk Committee of the BoD
and the GEB also receive regular updates on CIS strategy, risks and alignment with regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption a potential CIS event may cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises, at all levels of seniority.
Our Group Cyber Contingency Plan includes cyber event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, with escalation frameworks to inform and ensure oversight by the GEB and the BoD.

Cybersecurity Risk Board Committee Or Subcommittee Responsible For Oversight [Text Block]
The Cyber and Information Security Committee
(the CIS-C)
is the
primary decision-making body
with oversight
of and
accountability for
the Group-wide
CIS program.
The CIS-C
is jointly
chaired by
the Group
Chief Operating
Officer (the
Group COO)
and the
Group Chief
Compliance and
Operational Risk
Control Officer.
The Group
Chief Information
Security
Officer (the Group
CISO), who reports
to both the
Group COO and
the Group Chief
Compliance and Operational
Risk
Control
Officer,
is
a
permanent
member
of
the
CIS-C.
The
committee
meets
monthly
and
serves
as
a
platform
for
interaction
across the
three lines
of
defense for
the
identification and
effective
governance of
CIS
strategy,
risks and
regulatory obligations. The CIS-C governance structure helps streamline decision-making and, where necessary, escalation to the BoD and the GEB.

Cybersecurity Risk Process For Informing Board Committee Or Subcommittee Responsible For Oversight [Text Block]
In line
with our
overall non-financial
risk management
framework, we
take a
cross-functional approach
to addressing
CIS risk. Our risk control framework follows the three-lines-of-defense model.
Group Technology establishes the policies
and procedures designed
to safeguard our information
systems and the information those
systems collect and process.
The
business
divisions,
together
with
Group
Technology,
are
then
responsible
for
implementing
those
policies
and
procedures as
part of
the first
line of
defense. GCORC
leads the
second line
of defense,
by convening
and consulting
with additional
control functions
to provide
independent oversight,
and challenges
the first
line’s CIS
framework and
implementation. As the third line of defense, Group Internal
Audit conducts independent reviews and validates the first-
line and second-line processes and functions.
The Cyber and Information Security Committee
(the CIS-C)
is the
primary decision-making body
with oversight
of and
accountability for
the Group-wide
CIS program.
The CIS-C
is jointly
chaired by
the Group
Chief Operating
Officer (the
Group COO)
and the
Group Chief
Compliance and
Operational Risk
Control Officer.
The Group
Chief Information
Security
Officer (the Group
CISO), who reports
to both the
Group COO and
the Group Chief
Compliance and Operational
Risk
Control
Officer,
is
a
permanent
member
of
the
CIS-C.
The
committee
meets
monthly
and
serves
as
a
platform
for
interaction
across the
three lines
of
defense for
the
identification and
effective
governance of
CIS
strategy,
risks and
regulatory obligations. The CIS-C governance structure helps streamline decision-making and, where necessary, escalation to the BoD and the GEB.

Cybersecurity Risk Role Of Management [Text Block]
Governance
In line
with our
overall non-financial
risk management
framework, we
take a
cross-functional approach
to addressing
CIS risk. Our risk control framework follows the three-lines-of-defense model.
Group Technology establishes the policies
and procedures designed
to safeguard our information
systems and the information those
systems collect and process.
The
business
divisions,
together
with
Group
Technology,
are
then
responsible
for
implementing
those
policies
and
procedures as
part of
the first
line of
defense. GCORC
leads the
second line
of defense,
by convening
and consulting
with additional
control functions
to provide
independent oversight,
and challenges
the first
line’s CIS
framework and
implementation. As the third line of defense, Group Internal
Audit conducts independent reviews and validates the first-
line and second-line processes and functions.
The Cyber and Information Security Committee
(the CIS-C)
is the
primary decision-making body
with oversight
of and
accountability for
the Group-wide
CIS program.
The CIS-C
is jointly
chaired by
the Group
Chief Operating
Officer (the
Group COO)
and the
Group Chief
Compliance and
Operational Risk
Control Officer.
The Group
Chief Information
Security
Officer (the Group
CISO), who reports
to both the
Group COO and
the Group Chief
Compliance and Operational
Risk
Control
Officer,
is
a
permanent
member
of
the
CIS-C.
The
committee
meets
monthly
and
serves
as
a
platform
for
interaction
across the
three lines
of
defense for
the
identification and
effective
governance of
CIS
strategy,
risks and
regulatory obligations. The CIS-C governance structure helps streamline decision-making and, where necessary, escalation to the BoD and the GEB.
CIS program
Our
CIS
program
is
led
by
the
Group
CISO.
The
CIS
program
is
designed
to
protect
and
maintain
the
integrity
and
availability of
our technology
infrastructure and
the confidentiality
and integrity
of our
information. It
is aligned
to an
industry standard
framework established by
the Cyber
Risk Institute across
seven functional domains:
govern, identify,
protect, detect, respond, recover
and extend. This framework provides
a comprehensive model for financial
institutions
to assess, manage and mature their cyber-risk posture, connecting controls to compliance and operational needs.
Our Group CISO, senior
management within Group
Technology and management
personnel overseeing the
CIS program
all have substantial
relevant expertise in
the areas of
cybersecurity and information
security. Our CIS
program includes,
but is not limited to, the following capabilities.
–
Threat intelligence:
We systematically gather threat information and
monitor threat alerts from external sources.
Our
cyber-threat
intelligence
team
analyzes
such
information
and
uses
it
to
enhance
existing
defense
capabilities,
to
respond
to
identified
threats
and
to
adjust
our
CIS
strategy
where
needed.
The
team’s
remit
includes
providing
research, analysis and advice on CIS risks associated with emerging technologies, including AI. This threat intelligence capability was strengthened
in 2025 with
the formation of
a cross-function Geopolitical
Risk Intelligence Forum and
the introduction of an AI-led horizon scanning capability.
–
Preventative
and
detection
controls:
We
use
layered
firm-wide
controls
that
are
designed
to
prevent
and
detect
cyberattacks.
Defenses
include
system
hardening,
firewalls,
intrusion
prevention
and
detection
systems,
and
other
controls.
External
network
connections
are
identified
and
recorded
in
an
inventory.
Access
rights
are
defined
for
information assets, and IT systems and
applications enforce authentication. We maintain access
controls and approval
processes designed to prevent unauthorized access.
– Cyber-defense and incident response capabilities:
The Cybersecurity Operations Centers
are responsible for providing
24/7 real-time monitoring, detection and response
capabilities for cyberattacks and acting as
the primary interface for
cybersecurity events. Incidents
assessed as having
the potential to
adversely affect our
critical operations are
subject
to
mandatory
management
notification.
If
assessed
as
potentially
significant,
cybersecurity
and
data
incidents
are
managed under our crisis management framework.
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS program and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
–
Monitoring
and
testing:
Effective
incident
response
and
problem
management
processes
are
complemented
by
vulnerability assessments,
penetration and
testing engagements
based on
specific threat
scenarios that
simulate tactics,
techniques and procedures that might be used against
our systems, as mandated by our policies. This
includes testing
by
internal
and
external
red
teams
(simulating
attacks
by
potential
adversaries).
Actual
security-related
events
are
directly
correlated
with
threat
scenarios
to
monitor
and
detect
potential
threats,
such
as
network-intrusion
and
malware-driven events.
Our deployed
security measures
are designed
with the
objective of
isolating and
containing
threats that are detected to allow for effective incident response and analysis.
–
Education and
training:
All UBS
staff, including
our external
personnel, receive
appropriate CIS
awareness training,
commensurate with their roles and responsibilities.
CIS assessment framework
Our CIS
assessment framework
includes internal and
external cybersecurity risk
assessments for
applications and
bank
processes alongside a structured
risk assessment process of
third-party service providers.
These processes are
designed,
along with our security capabilities, to support business objectives and priorities.
We conduct
assessments to evaluate
and test
our CIS
program and
provide guidance
on operating
and improving
the
program, including
the design
and operational
effectiveness of
the security
and resiliency
of our
information systems.
Our assessments,
along with
our threat
intelligence capabilities,
are used
to assess
and prioritize
programs to
improve
our security, our incident response
capabilities and our operational resilience.
As the cyber-threat landscape evolves
at an
increasing
pace,
we
continuously
seek
to
enhance
our
CIS
controls
to
meet
developing
threats.
We
have
ongoing
programs that are intended to increase our CIS maturity across various dimensions, including governance, identification,
protection and detection, as well as cyberattack response and recovery, and risk from third-party service providers.
We recognize that in
today’s world it is
not feasible to completely
eliminate the risk of
a future cyberattack, but,
by using
a
risk-based
approach,
we
work
toward
reducing
the
likelihood
of
a
successful
attack
and
toward
mitigation
of
the
potential business impact of such an attack.
The BoD, its Risk Committee and
the GEB receive regular updates and
reports throughout the year from our
Group COO
and our Group CISO
on internal and external
CIS developments, threats and risks.
In addition, on a
quarterly basis, the
BoD receives reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party
CIS risks and incidents, and is notified promptly
if a BoD-level CIS risk limit is breached.
The Risk Committee of the BoD
and the GEB also receive regular updates on CIS strategy, risks and alignment with regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption a potential CIS event may cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises, at all levels of seniority.
Our Group Cyber Contingency Plan includes cyber event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, with escalation frameworks to inform and ensure oversight by the GEB and the BoD.

Cybersecurity Risk Management Positions Or Committees Responsible Flag	true
Cybersecurity Risk Management Positions Or Committees Responsible [Text Block]
In line
with our
overall non-financial
risk management
framework, we
take a
cross-functional approach
to addressing
CIS risk. Our risk control framework follows the three-lines-of-defense model.
Group Technology establishes the policies
and procedures designed
to safeguard our information
systems and the information those
systems collect and process.
The
business
divisions,
together
with
Group
Technology,
are
then
responsible
for
implementing
those
policies
and
procedures as
part of
the first
line of
defense. GCORC
leads the
second line
of defense,
by convening
and consulting
with additional
control functions
to provide
independent oversight,
and challenges
the first
line’s CIS
framework and
implementation. As the third line of defense, Group Internal
Audit conducts independent reviews and validates the first-
line and second-line processes and functions.
The Cyber and Information Security Committee
(the CIS-C)
is the
primary decision-making body
with oversight
of and
accountability for
the Group-wide
CIS program.
The CIS-C
is jointly
chaired by
the Group
Chief Operating
Officer (the
Group COO)
and the
Group Chief
Compliance and
Operational Risk
Control Officer.
The Group
Chief Information
Security
Officer (the Group
CISO), who reports
to both the
Group COO and
the Group Chief
Compliance and Operational
Risk
Control
Officer,
is
a
permanent
member
of
the
CIS-C.
The
committee
meets
monthly
and
serves
as
a
platform
for
interaction
across the
three lines
of
defense for
the
identification and
effective
governance of
CIS
strategy,
risks and
regulatory obligations. The CIS-C governance structure helps streamline decision-making and, where necessary, escalation to the BoD and the GEB.

Cybersecurity Risk Management Expertise Of Management Responsible [Text Block]
Governance
In line
with our
overall non-financial
risk management
framework, we
take a
cross-functional approach
to addressing
CIS risk. Our risk control framework follows the three-lines-of-defense model.
Group Technology establishes the policies
and procedures designed
to safeguard our information
systems and the information those
systems collect and process.
The
business
divisions,
together
with
Group
Technology,
are
then
responsible
for
implementing
those
policies
and
procedures as
part of
the first
line of
defense. GCORC
leads the
second line
of defense,
by convening
and consulting
with additional
control functions
to provide
independent oversight,
and challenges
the first
line’s CIS
framework and
implementation. As the third line of defense, Group Internal
Audit conducts independent reviews and validates the first-
line and second-line processes and functions.
The Cyber and Information Security Committee
(the CIS-C)
is the
primary decision-making body
with oversight
of and
accountability for
the Group-wide
CIS program.
The CIS-C
is jointly
chaired by
the Group
Chief Operating
Officer (the
Group COO)
and the
Group Chief
Compliance and
Operational Risk
Control Officer.
The Group
Chief Information
Security
Officer (the Group
CISO), who reports
to both the
Group COO and
the Group Chief
Compliance and Operational
Risk
Control
Officer,
is
a
permanent
member
of
the
CIS-C.
The
committee
meets
monthly
and
serves
as
a
platform
for
interaction
across the
three lines
of
defense for
the
identification and
effective
governance of
CIS
strategy,
risks and
regulatory obligations. The CIS-C governance structure helps streamline decision-making and, where necessary, escalation to the BoD and the GEB.
CIS program
Our
CIS
program
is
led
by
the
Group
CISO.
The
CIS
program
is
designed
to
protect
and
maintain
the
integrity
and
availability of
our technology
infrastructure and
the confidentiality
and integrity
of our
information. It
is aligned
to an
industry standard
framework established by
the Cyber
Risk Institute across
seven functional domains:
govern, identify,
protect, detect, respond, recover
and extend. This framework provides
a comprehensive model for financial
institutions
to assess, manage and mature their cyber-risk posture, connecting controls to compliance and operational needs.
Our Group CISO, senior
management within Group
Technology and management
personnel overseeing the
CIS program
all have substantial
relevant expertise in
the areas of
cybersecurity and information
security. Our CIS
program includes,
but is not limited to, the following capabilities.
–
Threat intelligence:
We systematically gather threat information and
monitor threat alerts from external sources.
Our
cyber-threat
intelligence
team
analyzes
such
information
and
uses
it
to
enhance
existing
defense
capabilities,
to
respond
to
identified
threats
and
to
adjust
our
CIS
strategy
where
needed.
The
team’s
remit
includes
providing
research, analysis and advice on CIS risks associated with emerging technologies, including AI. This threat intelligence capability was strengthened
in 2025 with
the formation of
a cross-function Geopolitical
Risk Intelligence Forum and
the introduction of an AI-led horizon scanning capability.
–
Preventative
and
detection
controls:
We
use
layered
firm-wide
controls
that
are
designed
to
prevent
and
detect
cyberattacks.
Defenses
include
system
hardening,
firewalls,
intrusion
prevention
and
detection
systems,
and
other
controls.
External
network
connections
are
identified
and
recorded
in
an
inventory.
Access
rights
are
defined
for
information assets, and IT systems and
applications enforce authentication. We maintain access
controls and approval
processes designed to prevent unauthorized access.
– Cyber-defense and incident response capabilities:
The Cybersecurity Operations Centers
are responsible for providing
24/7 real-time monitoring, detection and response
capabilities for cyberattacks and acting as
the primary interface for
cybersecurity events. Incidents
assessed as having
the potential to
adversely affect our
critical operations are
subject
to
mandatory
management
notification.
If
assessed
as
potentially
significant,
cybersecurity
and
data
incidents
are
managed under our crisis management framework.
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS program and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
–
Monitoring
and
testing:
Effective
incident
response
and
problem
management
processes
are
complemented
by
vulnerability assessments,
penetration and
testing engagements
based on
specific threat
scenarios that
simulate tactics,
techniques and procedures that might be used against
our systems, as mandated by our policies. This
includes testing
by
internal
and
external
red
teams
(simulating
attacks
by
potential
adversaries).
Actual
security-related
events
are
directly
correlated
with
threat
scenarios
to
monitor
and
detect
potential
threats,
such
as
network-intrusion
and
malware-driven events.
Our deployed
security measures
are designed
with the
objective of
isolating and
containing
threats that are detected to allow for effective incident response and analysis.
–
Education and
training:
All UBS
staff, including
our external
personnel, receive
appropriate CIS
awareness training,
commensurate with their roles and responsibilities.
CIS assessment framework
Our CIS
assessment framework
includes internal and
external cybersecurity risk
assessments for
applications and
bank
processes alongside a structured
risk assessment process of
third-party service providers.
These processes are
designed,
along with our security capabilities, to support business objectives and priorities.
We conduct
assessments to evaluate
and test
our CIS
program and
provide guidance
on operating
and improving
the
program, including
the design
and operational
effectiveness of
the security
and resiliency
of our
information systems.
Our assessments,
along with
our threat
intelligence capabilities,
are used
to assess
and prioritize
programs to
improve
our security, our incident response
capabilities and our operational resilience.
As the cyber-threat landscape evolves
at an
increasing
pace,
we
continuously
seek
to
enhance
our
CIS
controls
to
meet
developing
threats.
We
have
ongoing
programs that are intended to increase our CIS maturity across various dimensions, including governance, identification,
protection and detection, as well as cyberattack response and recovery, and risk from third-party service providers.
We recognize that in
today’s world it is
not feasible to completely
eliminate the risk of
a future cyberattack, but,
by using
a
risk-based
approach,
we
work
toward
reducing
the
likelihood
of
a
successful
attack
and
toward
mitigation
of
the
potential business impact of such an attack.
The BoD, its Risk Committee and
the GEB receive regular updates and
reports throughout the year from our
Group COO
and our Group CISO
on internal and external
CIS developments, threats and risks.
In addition, on a
quarterly basis, the
BoD receives reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party
CIS risks and incidents, and is notified promptly
if a BoD-level CIS risk limit is breached.
The Risk Committee of the BoD
and the GEB also receive regular updates on CIS strategy, risks and alignment with regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption a potential CIS event may cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises, at all levels of seniority.
Our Group Cyber Contingency Plan includes cyber event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, with escalation frameworks to inform and ensure oversight by the GEB and the BoD.

Cybersecurity Risk Process For Informing Management Or Committees Responsible [Text Block]
Governance
In line
with our
overall non-financial
risk management
framework, we
take a
cross-functional approach
to addressing
CIS risk. Our risk control framework follows the three-lines-of-defense model.
Group Technology establishes the policies
and procedures designed
to safeguard our information
systems and the information those
systems collect and process.
The
business
divisions,
together
with
Group
Technology,
are
then
responsible
for
implementing
those
policies
and
procedures as
part of
the first
line of
defense. GCORC
leads the
second line
of defense,
by convening
and consulting
with additional
control functions
to provide
independent oversight,
and challenges
the first
line’s CIS
framework and
implementation. As the third line of defense, Group Internal
Audit conducts independent reviews and validates the first-
line and second-line processes and functions.
The Cyber and Information Security Committee
(the CIS-C)
is the
primary decision-making body
with oversight
of and
accountability for
the Group-wide
CIS program.
The CIS-C
is jointly
chaired by
the Group
Chief Operating
Officer (the
Group COO)
and the
Group Chief
Compliance and
Operational Risk
Control Officer.
The Group
Chief Information
Security
Officer (the Group
CISO), who reports
to both the
Group COO and
the Group Chief
Compliance and Operational
Risk
Control
Officer,
is
a
permanent
member
of
the
CIS-C.
The
committee
meets
monthly
and
serves
as
a
platform
for
interaction
across the
three lines
of
defense for
the
identification and
effective
governance of
CIS
strategy,
risks and
regulatory obligations. The CIS-C governance structure helps streamline decision-making and, where necessary, escalation to the BoD and the GEB.
CIS program
Our
CIS
program
is
led
by
the
Group
CISO.
The
CIS
program
is
designed
to
protect
and
maintain
the
integrity
and
availability of
our technology
infrastructure and
the confidentiality
and integrity
of our
information. It
is aligned
to an
industry standard
framework established by
the Cyber
Risk Institute across
seven functional domains:
govern, identify,
protect, detect, respond, recover
and extend. This framework provides
a comprehensive model for financial
institutions
to assess, manage and mature their cyber-risk posture, connecting controls to compliance and operational needs.
Our Group CISO, senior
management within Group
Technology and management
personnel overseeing the
CIS program
all have substantial
relevant expertise in
the areas of
cybersecurity and information
security. Our CIS
program includes,
but is not limited to, the following capabilities.
–
Threat intelligence:
We systematically gather threat information and
monitor threat alerts from external sources.
Our
cyber-threat
intelligence
team
analyzes
such
information
and
uses
it
to
enhance
existing
defense
capabilities,
to
respond
to
identified
threats
and
to
adjust
our
CIS
strategy
where
needed.
The
team’s
remit
includes
providing
research, analysis and advice on CIS risks associated with emerging technologies, including AI. This threat intelligence capability was strengthened
in 2025 with
the formation of
a cross-function Geopolitical
Risk Intelligence Forum and
the introduction of an AI-led horizon scanning capability.
–
Preventative
and
detection
controls:
We
use
layered
firm-wide
controls
that
are
designed
to
prevent
and
detect
cyberattacks.
Defenses
include
system
hardening,
firewalls,
intrusion
prevention
and
detection
systems,
and
other
controls.
External
network
connections
are
identified
and
recorded
in
an
inventory.
Access
rights
are
defined
for
information assets, and IT systems and
applications enforce authentication. We maintain access
controls and approval
processes designed to prevent unauthorized access.
– Cyber-defense and incident response capabilities:
The Cybersecurity Operations Centers
are responsible for providing
24/7 real-time monitoring, detection and response
capabilities for cyberattacks and acting as
the primary interface for
cybersecurity events. Incidents
assessed as having
the potential to
adversely affect our
critical operations are
subject
to
mandatory
management
notification.
If
assessed
as
potentially
significant,
cybersecurity
and
data
incidents
are
managed under our crisis management framework.
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS program and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
–
Monitoring
and
testing:
Effective
incident
response
and
problem
management
processes
are
complemented
by
vulnerability assessments,
penetration and
testing engagements
based on
specific threat
scenarios that
simulate tactics,
techniques and procedures that might be used against
our systems, as mandated by our policies. This
includes testing
by
internal
and
external
red
teams
(simulating
attacks
by
potential
adversaries).
Actual
security-related
events
are
directly
correlated
with
threat
scenarios
to
monitor
and
detect
potential
threats,
such
as
network-intrusion
and
malware-driven events.
Our deployed
security measures
are designed
with the
objective of
isolating and
containing
threats that are detected to allow for effective incident response and analysis.
–
Education and
training:
All UBS
staff, including
our external
personnel, receive
appropriate CIS
awareness training,
commensurate with their roles and responsibilities.
CIS assessment framework
Our CIS
assessment framework
includes internal and
external cybersecurity risk
assessments for
applications and
bank
processes alongside a structured
risk assessment process of
third-party service providers.
These processes are
designed,
along with our security capabilities, to support business objectives and priorities.
We conduct
assessments to evaluate
and test
our CIS
program and
provide guidance
on operating
and improving
the
program, including
the design
and operational
effectiveness of
the security
and resiliency
of our
information systems.
Our assessments,
along with
our threat
intelligence capabilities,
are used
to assess
and prioritize
programs to
improve
our security, our incident response
capabilities and our operational resilience.
As the cyber-threat landscape evolves
at an
increasing
pace,
we
continuously
seek
to
enhance
our
CIS
controls
to
meet
developing
threats.
We
have
ongoing
programs that are intended to increase our CIS maturity across various dimensions, including governance, identification,
protection and detection, as well as cyberattack response and recovery, and risk from third-party service providers.
We recognize that in
today’s world it is
not feasible to completely
eliminate the risk of
a future cyberattack, but,
by using
a
risk-based
approach,
we
work
toward
reducing
the
likelihood
of
a
successful
attack
and
toward
mitigation
of
the
potential business impact of such an attack.
The BoD, its Risk Committee and
the GEB receive regular updates and
reports throughout the year from our
Group COO
and our Group CISO
on internal and external
CIS developments, threats and risks.
In addition, on a
quarterly basis, the
BoD receives reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party
CIS risks and incidents, and is notified promptly
if a BoD-level CIS risk limit is breached.
The Risk Committee of the BoD
and the GEB also receive regular updates on CIS strategy, risks and alignment with regulatory requirements.

Cybersecurity Risk Management Positions Or Committees Responsible Report To Board Flag	true